Revenue (Tables)	6 Months Ended
Jun. 30, 2026
Revenue [Abstract]
Schedule of Revenue

Revenue for the six months ended June 30, 2026, consists of the following:

	Corporate Customers	Retail Customers	Total
Drugs	$500,537	$15,735	$516,272
Medical and related products	239,498	382	239,880
Service	66,642	-	66,642
Beauty products	11,988	1,375	13,363
Nutritional products	4,716	1,077	5,793
Supplements	3,498	1,053	4,551
Total	$826,879	$19,622	$846,501

Revenue for the six months ended June 30, 2025, consists of the following:

	Corporate Customers	Retail Customers	Total
Drugs	$90,210	$—	$90,210
Medical and related products	75,966	32	75,998
Contact lenses	35,000	—	35,000
Nutritional products	2,368	—	2,368
Supplements	431	—	431
Total	$203,975	$32	$204,007

Schedule of Net Revenues by Geographic Area

Net Revenues by Geographic Area

Geographic Area	Net Revenues
United States	$66,642
Taiwan	779,859
Total	$846,501

Net Revenues by Geographic Area

Geographic Area	Net Revenues
United States	$35,000
Taiwan	169,007
Total	$204,007